Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 19, 2022 rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Rig operating and maintenance expenses		$ 456.4	$ 359.3	$ 264.9
Funding received from shareholder loan		0.0	(9.8)	0.0
Perfomex
Related Party Transaction [Line Items]
Funding received from shareholder loan		0.0	(9.8)	0.0
Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net		85.1	95.0
Perfomex
Related Party Transaction [Line Items]
Rig operating and maintenance expenses		3.6	1.6	0.4
Perfomex | Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net		85.1	92.4
Perfomex II | Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net		0.0	2.6
Bareboat charter revenue | Perfomex
Related Party Transaction [Line Items]
Amounts of related party transaction		35.0	129.6	60.2
Bareboat charter revenue | Perfomex II
Related Party Transaction [Line Items]
Amounts of related party transaction		0.0	0.0	24.9
Revenue
Related Party Transaction [Line Items]
Amounts of related party transaction		$ 35.0	$ 129.6	$ 85.1
MEXICO | Perfomex
Related Party Transaction [Line Items]
Number of rigs | rig	2